Share-Based Compensation - Compensation Expense Table (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Pretax compensation expense	$ 188		$ 150	$ 235
Income tax benefit	43		35	86
Restricted stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Pretax compensation expense	147	[1]	145	175
Restricted stock [Member] | Share Based Compensation [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Pretax compensation expense				31
Stock options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Pretax compensation expense	21	[1]	17	20
Stock options [Member] | Share Based Compensation [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Pretax compensation expense				1
Other equity-classified awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Pretax compensation expense	1		1	2
Performance-based unit awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Pretax compensation expense	$ 19	[1]	(13)	38
Performance-based unit awards [Member] | Share Based Compensation [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Pretax compensation expense			$ (7)	$ 7

[1]	Includes restructuring charges of $(7) million for performance-based unit awards in 2017 and $31 million for restricted stock, $1 million for stock options, and $7 million for performance-based unit awards in 2016. See Note 19—Restructuring Charges for additional information.